S000065599 [Member] Investment Strategy - iShares Genomics Immunology and Healthcare ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the NYSE® FactSet® Global Genomics and Immuno Biopharma Index (the “Underlying Index”), which measures the performance of equity securities issued by companies in the biopharmaceutical and healthcare equipment and services industries that could benefit from the long-term growth and innovation in genomics, immunology and bioengineering, as determined by ICE Data Indices, LLC or its affiliates (the “Index Provider” or “IDI”).
The Underlying Index is composed of equity securities primarily listed in one of 42 developed and emerging market countries. Companies must have equal to or greater than 50% of their revenue from one or more selected Level 6 industries, as defined by the FactSet Revere Business Industry Classification System (“RBICS”), which includes biopharmaceutical industries, healthcare equipment industries, and healthcare services industries. Companies selected from these industries are assigned a Genomics and Immuno Biopharma Composite Relationship Keyword score (a “Score”).
To compute a Score for a company, the Index Provider searches the FactSet Supply Chain Relationships database for keywords related to genomics and immunology products and technologies. A Score is assigned to each company identified in the database search based on the number of relationships a company has to genomics and immunology products. The top 50 companies with the highest Scores are selected for inclusion in the Underlying Index.
The Underlying Index is reviewed and reconstituted annually in December. Constituent weights of the Underlying Index are determined according to float-adjusted market capitalization and are rebalanced semi-annually. Individual constituents are capped at 4% of the Underlying Index. The aggregate weight of component securities classified in the RBICS Level 6 industry Diversified Biopharmaceuticals is capped at 25%, with excess weight redistributed proportionately among remaining constituents.
The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is owned, maintained and administered by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.